Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	¥ (27,076)	$ (3,781)	¥ (26,516)	¥ (56,362)
Income tax benefit computed at an applicable tax rate of 25%	(6,769)	(945)		(14,091)
The effect of different tax rate	111	15		659
Change in valuation allowance	6,984	975		13,432
Income tax expense	¥ 326	$ 46